INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 26,766	$ 26,766
Accumulated amortization	25,745	25,200
Amortized cost	$ 1,021	1,566
Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Acquired technology and license
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 21,815	21,815
Accumulated amortization	$ 20,900	20,399
Acquired technology and license | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Acquired technology and license | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 4,951	4,951
Accumulated amortization	$ 4,845	$ 4,801
Customer relationship | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	9 years
Customer relationship | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years 6 months